Nature of expenses	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Nature of expenses
Nature of expenses

	2018 $	2017 $
Research and development
Contract research organizations (CROs) and other third party clinical trial expenses	27,923	21,634
Drug supply and distribution	4,893	7,124
Salaries, incentive pay and employee benefits	4,260	3,065
Stock compensation expense	2,697	993
Travel, insurance, patent annuity fees, legal fees and other	1,609	1,114
	41,382	33,930

	2018 $	2017 $
Corporate, administration and business development
Salaries, incentive pay, director fees and employee benefits	4,600	4,239
Stock compensation expense	4,163	3,249
Professional and consulting fees	2,307	2,125
Rent, insurance, information technology and other public company operating costs	1,704	1,327
Travel, tradeshows and sponsorships	900	1,156
	13,674	12,096